Property and Equipment (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Schedule of Property and Equipment

	September 30, 2023	December 31, 2022
Manufacturing equipment	$132,513	$132,513
Medical equipment	303,943	283,065
Office equipment	85,403	77,601
Leasehold improvements	463,151	96,817
Less: accumulated depreciation	(212,563)	(153,267)
Total equipment, net	$772,447	$436,729

	December 31, 2022	December 31, 2021
Manufacturing equipment	$132,513	$132,513
Medical equipment	283,065	275,423
Office equipment	77,601	74,891
Leasehold improvements	96,817	96,817
Less: accumulated depreciation	(153,267)	(78,208)
Total equipment, net	$436,729	$501,436

Schedule of Estimated Useful Lives of Property and Equipment

The estimated useful lives and accumulated depreciation for equipment are as follows as of September 30, 2023, and December 31, 2022:

Estimated Useful Life
Manufacturing equipment	6 to 10 years
Medical equipment	7 to 10 years
Office equipment	3 to 7 years

The estimated useful lives and accumulated depreciation for equipment are as follows as of December 31, 2022, and December 31, 2021:

Estimated Useful Life
Manufacturing equipment	6 to 10 years
Medical equipment	10 years
Office equipment	3 to 7 years

Wisconsin Fertility Institute [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Property and Equipment

Property and equipment consists of the following:

	June 30, 2023	December 31, 2022
Furniture and equipment	$34,595	$34,595
Leasehold improvements	63,389	63,389
Less: accumulated depreciation	(30,577)	(21,865)
Total equipment, net	$67,407	$76,119

Property and equipment consists of the following:

	December 31, 2022	December 31, 2021
Furniture and equipment	$34,595	10,784
Leasehold improvements	63,389	63,389
Less: accumulated depreciation	(21,865)	(7,912)
Total equipment, net	$76,119	66,261

During the years ended December 31, 2022, and 2021, the Companies recorded depreciation expense of $13,953 and $6,660 respectively.